September 30, 2008

Volumetric Fund, Inc.
A No-Load Mutual Fund
-----------------------
Third Quarter
Report 2008                                                    3







			Volumetric Fund, Inc.

                             < Logo >












To our shareholders:

	This is our 30th anniversary year and definitely the toughest one in our history. Extreme volatility on the downside, characterized market conditions in September. For example, the Dow-Jones Industrial Average declined 777 point on September 29, its worst single-day point loss ever, after the House rejected the government's $700 billion rescue plan. Due to the Fund's 33% cash position and the utilization of our Volume & Range system, Volumetric was down significantly less then the market. During the third quarter our NAV declined to $15.45, or 5.6% for the quarter and 12.3% for the year. The Fund's results are substantially better then our usual standard of comparison, the Standard & Poor's 500 Index, which dropped 9.9% in the third quarter and 20.7%, for year to date.

                   Year to        Third          Since
                    Date         Quarter        9/01/00*

Volumetric Fund	  - 12.3%	 -  5.6%	+ 26.2%
S&P 500 Index	  - 20.7	  - 9.9	       -  23.4
Dow Jones Ind.	  - 18.2	  - 4.4	        -  3.5
NASDAQ	          - 21.5	  - 9.3	        - 50.8
NYSE Index	  - 22.7	 - 13.0	         + 5.3

       *Introduction of Volume & Range System

	The Volumetric Index which indicates the value of $10,000 hypothetical investment in Volumetric on January 1, 1979, with all distributions reinvested, stood at $169,426 on September 30, 2008. This is equivalent to a compounded growth rate of 10.3% since inception.


PORTFOLIO REVIEW

 	During the third quarter, we purchased 26 new securities and sold 26. Currently we have 60 stocks in our portfolio.

    We have increased our cash position slightly to 32.8%, up from 32.2% since June 30th. The following table shows our five top performing stocks, as of September 30, 2008.

    				                                 Purchase
    			                          % Gain           Date
    1. Raymond James Fin'l                   	   41.0%	 3/5/08
    2. Abbott Laboratories	                   34.2	        6/29/06
    3. Wal-Mart	                                   27.7	       11/29/07
    4. Helen of Troy	                           25.3 	5/19/08
    5. Covance	                                   24.6	         3/8/07




    We have sold some of our leading stocks with good profit. Among the stocks sold, the three most profitable were Consolidated Energy with a 109% gain, Apache with a 66% gain, and Leucadia National with a 52% gain. The following list summarizes our purchases and sales during the third quarter.

    Purchases: Bed Bath & Beyond, Brinker, Cabot, Cardinal Health, Centex, CH Robinson, Cooper Industries, Gannett, Hain Celestial, Harley Davidson, International Rectifier, Knight Transportation, Lincoln National, Mohawk Industries, Newell Rubbermaid, Northrop Grumman, Oceaneering Int'l, Pepsico, PF Chang's China Bistro, Principal Financial, Procter & Gamble, Valero, VF Corp., Vishay, Weyerhaeuser and Winnebago.

    Sales: American Electric Power, Analog Devices, Apache, Barr
Laboratories, Becton Dickinson, Cabot Oil & Gas, Consolidated Energy, Corn Products, Earthlink, Exelon, Frontier Oil, General Dynamics, IBM,
Jefferies Group, Leukadia National, Mettler Toledo, Microsoft, NCR, NVIDIA, Office Depot, Packaging Corporation, Staples, Target, Tellabs, Timken, and Worthington Industries.


VOLUMETRIC RANKS IN TOP 5%

	We are pleased to report that Bloomberg.com ranked Volumetric Fund among the best performing mutual funds, year to date. Out of 1,989 'growth funds' Volumetric ranked No.78, for the year, as of September 30th. If you need the latest information, please visit their website, www.Bloomberg.com. Look for 'Fund Center' under 'Investment Tools' for their latest daily ranking.





PROXY VOTING INFORMATION

	Information is available to shareholders who are interested in the Fund's proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund's toll-free number, 800-541-3863, or by visiting the SEC's website at www.sec.org.


UPDATE AND OUTLOOK

       The market has started October with record breaking declines. For example, the S&P 500 Index plunged 11.5% in 6 days and was down 32.2% for the year, as of October 7. Selling by hedge funds and short sellers were two of the culprits. Thanks to our cash cushion, Volumetric is currently down 'only' 21.5% for the year. (In the past 30 years, prior to 2008, our worst year was 2002, with a -12.1% return.)

     As of yesterday, we brought our cash up to 42% for additional protection. We expect continued extreme volatility through October. Consequently, we plan to stay in a defensive mode until the market stabilizes. This means that we may bring our cash position up to the 45-55% range and until our indicators forecast an upside reversal. Most of our cash is invested in 100% US Treasury Money Market Fund at JP Morgan Chase.

    We would like to thank you for your trust and support. Please call us, if you have any questions.

    October 8, 2008

                     Sincerely,


/s/ Gabriel J. Gibs	 /s/ Irene J. Zawitkowski

Gabriel J. Gibs		 Irene J. Zawitkowski
Chairman and CEO	 President




NEW ACCOUNTING RULES

    In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, 'Fair Value Measurements' ('SFAS 157'.) This standard establishes a single authoritative definition of fair value, sets of a framework of measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application this Statement relates to the definition of fair value, the methods to use fair value, and the expanded disclosures about fair measurements.

    One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various 'inputs' used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 - quoted prices in active markets for identical assets.
    Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

    The following is the summary of inputs used to value the Fund's net assets as of September 30, 2008.

VALUATION INPUTS        INVESTMENT IN SECURITIES
    Level 1                      $ 14,047,286
    Level 2		            6,887,827
                                 -------------
    Level 3 	                            0
                                 -------------
    TOTAL INVESTMENTS             $20,935,633


    The portfolio of investments should be read in conjunction with the financial statements which are included in Fund's audited annual or semi-annual report.




             VOLUMETRIC FUND, INC.
            STATEMENT OF NET ASSETS
	        Septemer 30, 2008
	           (Unaudited)

Common Stocks: 67.1%		         MARKET
SHARES	      COMPANY	                  VALUE
	Aerospace/Defense: 3.3%
 5,100	Curtiss Wright           	$232,203
 3,200	Northrop Grumman	         193,728
 4,800	Teledyne Technologies	         275,040
                                       ---------
		                         700,971
                                       ---------
	Auto/Auto Parts: 1.1%
 5,500	Genuine Parts	                 221,155
                                       ---------
	Building/Construction: 1.3%
16,500	Centex	                         266,475
                                       ---------
	Business Services: 3.8%
 4,300	Brinks Co.               	 262,386
 7,900	Cintas	                         226,809
 3,500	Covance*	                 309,435
                                       ---------
		                         798,630
                                       ---------
	Chemicals: 2.3%
 8,400	Cabot	                         265,440
10,800	RPM, Inc.                	 209,196
                                       ---------
		                         474,636
                                       ---------
	Communications: 1.0%
 4,600	Harris Corp. 	                 212,520
                                       ---------
	Consumer Products: 4.8%
13,300	Helen of Troy*	                 302,841
14,000	Newell Rubbermaid	         241,640
14,500	Nu-Skin	                         235,625
 3,100	Procter & Gamble	         216,039
                                       ---------
		                         996,145
                                       ---------
	Drugs: 1.6%
 5,800	Abbott Laboratories	         333,964
                                       ---------
	Electrical/Electronics: 3.9%
 5,300	Ametek	                         216,982
19,200	Federal Signal	                 263,232
12,000	International Rectifier*	 228,000
16,201	Vishay*	                         107,575
                                       ---------
  	 	                         815,789
                                       ---------
	Entertainment/Leisure: 0.9%
15,000	Winnebago	                 195,600
                                       ---------
	Financial Services: 2.6%
 5,400	Principal Financial Group	 234,846
 9,700	Raymond James Financial	         319,906
                                       ---------
		                         554,752
                                       ---------
	Foods/Beverage: 4.6%
 4,200	General Mills	                 288,624
 6,500	Hain Celestial* 	         178,945
 6,600	McCormick	                 253,770
 3,300	Pepsico	                         235,191
                                       ---------
		                         956,530
                                       ---------
	Forest Products: 1.0%
 3,600	Weyerhaeuser	                 217,584
                                       ---------
	Indexes & Sector Funds: 5.3%
 2,000	Dow-Jones Diamond Trust	         216,560
 3,400	SPDR Standard & Poor 500 Trust	 395,046
 7,300	SPDR Conumer Discretionary Trust 206,955
15,000	SPDR Financials Trust	         297,150
                                       ---------
		                       1,115,711
                                       ---------
	Insurance: 1.0%
 4,700	Lincoln National	         200,925
                                       ---------
	Machinery/Tools: 4.9%
 6,900 	Albany International	         187,749
 5,700 	Harley-Davidson	                 212,610
 6,400 	Pall Corp.	                 220,032
 3,700 	Roper	                         209,938
 4,600 	Stanley Works	                 192,004
                                       ---------
		                       1,022,333
                                       ---------


		                          MARKET
SHARES	       COMPANY                    VALUE
	 Medical /Health : 1.0%
 4,100 	 Cardinal Health 	        $202,048
                                       ---------
	Misc./Diversified: 4.5%
 5,200	Alexander Baldwin	         228,956
 5,500	Cooper Industries	         219,725
 3,700	PPG Industries	                 216,043
 7,900	Waste Connections*	         271,365
                                       ---------
		                         936,089
                                       ---------
	Oil/Energy: 2.6%
 6,500	Helix Energy Solutions*	         157,105
 6,700	Oceaneering International*	 186,620
 6,500	Valero Energy	                 196,950
                                       ---------
		                         540,675
                                       ---------
	Precision Instruments: 1.1%
3,300	Becton Coulter	                 234,267
                                       ---------
	Publishing: 1.0%
12,000	Gannett	                         218,400
                                       ---------
	Railroads: 2.4%
 7,000	Kansas City Southern*	         310,520
 2,700	Union Pacific	                 192,132
                                       ---------
		                         502,652
                                       ---------
	Restaurants: 2.0%
11,400	Brinker	                         203,946
 8,700	PF Chang's China Bistro*	 204,798
                                       ---------
		                         408,744
                                       ---------
	Retail: 2.7%
 7,500	Bed Bath & Beyond	         235,575
 5,400	Wal-Mart	                 323,406
                                       ---------
		                         558,981
                                       ---------
	Shoes: 1.2%
14,100	Timberland	                 244,917
                                       ---------
	Textile/Apparel: 2.1%
 3,100	Mohawk Industries*         	 209,343
 3,000	VF Corporation	                 231,930
                                       ---------
		                         441,273
                                       ---------
	Transportation/Trucking: 3.2%
 4,000	CH Robinson Worldwide	         203,840
11,000	Knight Transportation	         187,000
 4,600	Ryder System	                 285,200
                                       ---------
		                         676,040
                                       ---------
TOTAL COMMON STOCKS:
(COST	$13,830,914	              14,047,806
                                      ----------
CASH EQUIVALENTS & RECEIVABLES: 32.9%
   Cash		                         114,916
   JP Morgan Interest Bearing Dep Acct 1,440,428
   JP Morgan 100% US Treasury MM Fund  4,900,000
   Dividends and interest receivable	  25,096
   Receivable from broker		 407,387
                                       ---------
TOTAL CASH EQUIVALENTS/ RECEIVABLES    6,887,827
                                       ---------
TOTAL ASSETS		              20,935,633
                                      ----------
   Less liabilities		              -
NET ASSETS: 100.0%		     $20,935,633
                                      ----------
VOLUMETRIC SHARES OUTSTANDING	       1,355,159
                                       ---------
NET ASSET VALUE PER SHARE		  $15.45
                                       =========
*  Non-income producing security










Volumetric Fund, Inc.
---------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
Transfer Agent
-----------------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
---------
J.P. Morgan Chase
New York, New York

Independent Auditors
--------------------

BKD, LLP
Houston, Texas

Board of Directors
------------------

William P. Behrens
Gabriel J. Gibs, Chairman
Joseph Heaupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers
--------
Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer

Our prospectus is available on the Fund's website or by calling the Fund.